Shareholder Report, Average Annual Return (Details) B697159_Direxion Daily S-P Oil - Gas Exp - Prod Bear 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares NAV
Average Annual Return, Percent	(17.82%)	(57.18%)	(43.12%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
S&P Oil & Gas Exploration & Production Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return, Percent	(0.22%)	28.98%	0.53%